MQL-Q1

Quarterly Report
July 31, 2025
MFS®  Limited Maturity Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.0%
Aerospace & Defense – 1.2%
Boeing Co., 2.196%, 2/04/2026	$20,405,000	$20,134,305
Boeing Co., 6.388%, 5/01/2031	9,937,000	10,690,696
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	7,505,000	7,671,274
		$38,496,275
Apparel Manufacturers – 0.2%
Tapestry, Inc., 5.1%, 3/11/2030	$7,649,000	$7,754,414
Asset-Backed & Securitized – 23.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)	$89,146,440	$3,396,747
37 Capital CLO Ltd., 2022-1A, “BR”, FLR, 6.018% (SOFR - 3mo. + 1.7%), 7/15/2034 (n)	9,400,000	9,392,800
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.964% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,932,421
ACREC 2021-FL1 Ltd., “B”, FLR, 6.264% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,740,909
ACREC 2021-FL1 Ltd., “C”, FLR, 6.614% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,974,928
ACREC 2023-FL2 LLC, “A”, FLR, 6.571% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	5,223,816	5,236,812
ACREC 2025-FL3 LLC, “A”, FLR, 5.66% (SOFR - 1mo. + 1.31%), 8/18/2042 (n)	4,071,429	4,057,264
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	1,046,025	1,046,190
Affirm Asset Securitization Trust, 2025-X1, 5.19%, 4/15/2030 (n)	5,000,000	4,998,020
Affirm, Inc., 5.08%, 4/15/2030 (n)	1,684,628	1,685,495
American Credit Acceptance Receivables Trust, 2024-3, “B”, 5.66%, 8/14/2028 (n)	10,000,000	10,033,834
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	2,094,427	2,097,719
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	12,335,719	12,326,575
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	3,890,754	3,885,498
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	4,187,806	4,152,490
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.056% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,008,500	3,007,020
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.306% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,746,500	1,739,359
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.156% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,713,758
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.456% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,704,028
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.756% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,639,293
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.64% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,463,022
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 6.092% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	14,993,000	14,999,403
AREIT 2022-CRE6 Trust, “C”, FLR, 6.497% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,121,829
AREIT 2022-CRE6 Trust, “D”, FLR, 7.197% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,491,651
AREIT 2022-CRE7 LLC, “B”, FLR, 7.587% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,445,678
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,250,713	1,259,885
AutoNation Finance Trust, 2025-1A, 4.72%, 4/10/2028 (n)	4,414,000	4,417,987
BA Credit Card Trust, 2025-A1, “A”, 4.31%, 5/15/2030	3,923,000	3,937,378
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.975% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	10,589,623	10,596,379
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.832% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)	8,775,562	8,755,475
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 6.175% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	15,426,798	15,446,945
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.882% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	5,464,286	5,453,833
Bayview Commercial Asset Trust, FLR, 4.932% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	134,864	130,225
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.067% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	71,695	147,787
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.747%, 12/15/2051 (i)(n)	61,210,112	1,192,293
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)	33,557,320	1,746,501
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.347%, 9/15/2054 (i)	38,461,875	2,133,076
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.696%, 2/15/2054 (i)	53,547,617	3,549,859
BDS 2021-FL10 Ltd., “B”, FLR, 6.414% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,633,033
BDS 2021-FL10 Ltd., “C”, FLR, 6.764% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,640,599
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)	59,597,840	2,915,020
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.133%, 3/15/2054 (i)	38,158,952	1,577,999
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.233%, 7/15/2054 (i)	69,339,032	3,575,641
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.253%, 8/15/2054 (i)	52,070,098	2,724,583
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.016%, 9/15/2054 (i)	77,280,697	2,916,226
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.256% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	1,248,253	1,240,379
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 6.706% ((SOFR - 1mo. + 0.11448%) + 2.25%), 10/15/2036 (n)	8,000,000	7,936,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.506% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	$2,447,500	$2,434,477
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.506% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	1,552,000	1,551,339
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.756% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	1,869,500	1,856,316
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.84% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	4,871,326	4,871,326
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.389% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,046,735
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.64% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,306,125
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,462,513	3,525,613
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	402,637	410,615
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	4,007,538	3,993,162
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	2,341,717	2,301,481
BXMT 2020-FL2 Ltd., “B”, FLR, 6.107% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,719,498
BXMT 2020-FL2 Ltd., “A”, FLR, 5.607% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	6,625,609	6,608,740
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.758% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	11,951,046
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,543,904	423,622
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 5.731%, 3/25/2037 (d)(q)	2,022,759	694,972
CD 2017-CD4 Mortgage Trust, “XA”, 1.215%, 5/10/2050 (i)	33,520,649	493,716
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,568,623	1,345,496
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	384,744
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	2,531,002	2,544,219
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	2,722,820	2,753,657
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	4,011,441	4,032,427
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	6,198,915	6,255,384
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	2,056,659	2,076,232
Columbia Cent CLO Ltd., 2025-35A, “AJ”, FLR, 5.972% (SOFR - 3mo. + 1.65%), 7/25/2036 (n)	13,881,711	13,903,408
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	34,193,302	835,455
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	51,331,422	2,804,867
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)	48,441,939	1,479,606
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.067%, 6/15/2063 (i)	55,287,062	2,185,575
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.029%, 6/15/2064 (i)	31,520,097	1,374,711
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	2,411,659	2,421,644
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	5,217,697	5,218,534
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	3,403,000	3,412,650
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	1,899,400	1,904,532
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.19% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	9,066,876
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.922% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	16,500,000	16,510,609
DT Auto Owner Trust, 2022-3A, “C”, 7.69%, 7/17/2028 (n)	1,120,984	1,127,259
Empire District Bondco LLC, 4.943%, 1/01/2033	2,802,600	2,816,680
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	1,863,618	1,868,576
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	1,636,969	1,642,317
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	2,559,730	2,573,187
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,609,925
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	2,738,902	2,749,029
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	4,216,000	4,221,503
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.6% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	5,704,098	5,690,722
General Motors Co., FLR, 4.789% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	5,250,000	5,244,642
General Motors Co., FLR, 4.889% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	7,329,000	7,329,335
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	180,483	180,506
Greystone Commercial Real Estate Notes, 2025, “B”, FLR, 6.931% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	1,330,000	1,326,937
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 6.48% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	2,127,500	2,122,647
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.14%, 5/10/2050 (i)	37,275,577	551,403
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.072%, 8/10/2050 (i)	34,639,481	545,956
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.122%, 5/12/2053 (i)	38,964,003	1,668,248
IMPAC CMB Trust, FLR, 5.206% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	15,821	15,632
IMPAC CMB Trust, FLR, 5.387% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	16,654	16,515
IMPAC Secured Assets Corp., FLR, 5.166% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	45,484	42,038
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	4,455,044	4,456,093
JPMorgan Chase Commercial Mortgage Securities Corp., 1.017%, 9/15/2050 (i)	31,405,734	461,944
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	250,695	250,773
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	281,441	281,507

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	$2,113,927	$2,112,921
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.206% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	8,481,500	8,479,071
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.456% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	3,588,000	3,579,119
Merrill Lynch Mortgage Investors, Inc., 3.698%, 2/25/2037 (a)(d)	1,598,310	176,419
MF1 2020-FL4 Ltd., “B”, FLR, 7.207% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	10,472,500	10,459,404
MF1 2021-FL5 Ltd., “B”, FLR, 5.908% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	13,063,500	12,928,558
MF1 2021-FL5 Ltd., “C”, FLR, 6.157% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	3,716,500	3,706,830
MF1 2021-FL6 Ltd., “B”, FLR, 6.114% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	10,716,294	10,689,748
MF1 2022-FL8 Ltd., “C”, FLR, 6.55% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,186,072
MF1 2022-FL9 LLC, “B”, FLR, 7.5% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,137,845
MF1 2024-FL14 LLC, “C”, FLR, 7.639% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	3,863,210	3,878,157
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.232%, 5/15/2050 (i)	30,686,803	446,100
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.25%, 6/15/2050 (i)	14,747,559	221,345
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.799%, 12/15/2051 (i)	47,100,175	1,065,203
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.276%, 5/15/2054 (i)	44,854,105	2,162,820
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.172%, 6/15/2054 (i)	41,488,877	1,756,519
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	5,409,468	5,433,988
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	10,713,221	10,751,188
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	14,151,497	14,183,278
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	5,583,568	5,601,768
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	6,699,870	6,720,578
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 0%, 1/25/2065 (n)	13,247,137	13,301,525
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.439% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,004,397
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	2,078,954	2,087,259
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	2,456,758	2,466,220
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	744,625	746,786
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	4,751,101	4,793,723
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	8,371,189
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	4,314,367	4,299,445
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	911,841	502,825
Palmer Square Loan Funding 2025-1A Ltd., “A2”, FLR, 5.521% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	15,500,000	15,366,297
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 0% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)(w)	9,500,000	9,500,000
PFP III 2025-12 Ltd., “B”, FLR, 6.392% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	5,395,500	5,384,682
PFP III Ltd., 2025-12, “AS”, FLR, 6.092% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	10,926,000	10,903,962
PFS Financing Corp., 2025-C, “A”, FLR, 5.29%, 4/15/2029 (n)	6,500,000	6,499,966
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	8,507,446	8,494,737
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	14,706,890	14,688,176
Santander Drive Auto Receivables Trust, 2024-4, “A2”, 5.41%, 7/15/2027	1,065,628	1,066,296
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	2,184,025	2,189,592
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.481% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	2,268,542	2,273,295
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.606% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	6,411,000	6,407,205
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,754,504
Southwick Park CLO Ltd., 2019-4A, “CRR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 7/20/2032 (n)	5,472,000	5,472,000
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.264% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,563,126
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.925% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	17,904,685	17,807,785
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.858% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	6,062,000	6,044,475
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.307% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	13,226,000	13,175,900
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.008%, 11/15/2050 (i)	20,523,677	350,249
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.877%, 12/15/2051 (i)	19,504,780	460,295
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	3,454,207	3,489,625
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	3,545,223	3,560,260
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,549,249	1,554,714
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.466%, 11/15/2054 (i)	43,989,842	2,483,455
		$746,444,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.1%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$15,983,000	$16,072,894
LKQ Corp., 5.75%, 6/15/2028	13,189,000	13,501,765
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	6,286,805
		$35,861,464
Brokerage & Asset Managers – 2.1%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,743,345
Charles Schwab Corp., 5.875%, 8/24/2026	8,383,000	8,496,694
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	12,511,000	12,931,212
LPL Holdings, Inc., 5.7%, 5/20/2027	8,079,000	8,211,370
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,741,000	4,712,685
LPL Holdings, Inc., 6.75%, 11/17/2028	3,723,000	3,953,135
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,489,000	7,260,131
LPL Holdings, Inc., 5.2%, 3/15/2030	7,062,000	7,147,875
		$66,456,447
Business Services – 0.9%
Global Payments, Inc., 1.2%, 3/01/2026	$8,692,000	$8,516,918
Paychex, Inc., 5.1%, 4/15/2030	12,085,000	12,346,995
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,951,760
		$27,815,673
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$7,410,000	$7,517,056
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	13,143,000	13,432,692
Videotron Ltd., 5.125%, 4/15/2027 (n)	11,614,000	11,602,963
Videotron Ltd., 3.625%, 6/15/2029 (n)	9,840,000	9,379,750
		$41,932,461
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$4,186,000	$4,055,458
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$11,730,000	$11,723,375
Regal Rexnord Corp., 6.05%, 4/15/2028	7,094,000	7,307,914
		$19,031,289
Consumer Services – 1.2%
CBRE Services, Inc., 5.5%, 4/01/2029	$10,000,000	$10,300,437
CBRE Services, Inc., 4.8%, 6/15/2030	2,920,000	2,936,670
Meituan, 4.5%, 4/02/2028 (n)	7,022,000	6,999,372
Meituan, 4.625%, 10/02/2029 (n)	3,769,000	3,759,105
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	15,160,000	15,224,474
		$39,220,058
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$7,360,801
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	9,382,837
Berry Global, Inc., 5.5%, 4/15/2028	1,938,000	1,982,771
		$18,726,409
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$10,290,000	$10,432,577
Arrow Electronics, Inc., 2.95%, 2/15/2032	5,848,000	5,128,354
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	9,070,000	9,078,295
		$24,639,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.5%
Broadcom, Inc., 5.05%, 7/12/2027	$5,810,000	$5,879,131
Broadcom, Inc., 4.15%, 2/15/2028	5,778,000	5,747,864
Broadcom, Inc., 4.75%, 4/15/2029	12,660,000	12,773,179
Broadcom, Inc., 5.05%, 7/12/2029	3,276,000	3,343,647
Broadcom, Inc., 4.35%, 2/15/2030	8,255,000	8,195,138
SK hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,259,268
		$48,198,227
Emerging Market Sovereign – 0.4%
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$11,215,000	$11,265,467
Energy - Independent – 1.9%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$4,369,000	$4,411,058
Diamondback Energy, Inc., 5.15%, 1/30/2030	4,369,000	4,448,451
EQT Corp., 5.7%, 4/01/2028	13,745,000	14,129,854
Occidental Petroleum Corp., 5%, 8/01/2027	4,506,000	4,538,407
Occidental Petroleum Corp., 5.2%, 8/01/2029	6,255,000	6,270,218
Occidental Petroleum Corp., 6.625%, 9/01/2030	5,675,000	5,990,424
Pioneer Natural Resources Co., 1.9%, 8/15/2030	17,080,000	15,125,691
Pioneer Natural Resources Co., 2.15%, 1/15/2031	5,000,000	4,424,549
		$59,338,652
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$5,009,000	$5,152,336
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,140,863
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,785,313
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,864,181
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,466,550
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	4,885,000	5,084,784
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	15,771,000	16,068,446
		$42,562,473
Food & Beverages – 2.6%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$3,316,000	$3,328,931
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	15,221,000	15,458,641
Constellation Brands, Inc., 4.8%, 5/01/2030	7,961,000	8,003,530
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	16,032,000	15,183,807
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,945,498
Mars, Inc., 4.6%, 3/01/2028 (n)	7,205,000	7,244,638
Mars, Inc., 4.8%, 3/01/2030 (n)	15,119,000	15,269,117
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	8,773,000	8,930,322
		$81,364,484
Gaming & Lodging – 1.6%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$10,489,000	$10,558,175
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,551,451
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,455,433
Las Vegas Sands Corp., 5.9%, 6/01/2027	3,788,000	3,851,210
Las Vegas Sands Corp., 5.625%, 6/15/2028	6,390,000	6,491,693
Marriott International, Inc., 4.9%, 4/15/2029	15,057,000	15,244,920
Sands China Ltd., 3.8%, 1/08/2026	8,802,000	8,762,716
		$51,915,598
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$1,809,000	$1,749,816
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	574,951
		$2,324,767

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 1.5%
Corebridge Financial, Inc., 3.65%, 4/05/2027	$8,031,000	$7,911,910
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	5,068,000	5,158,302
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	15,338,000	15,380,055
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	4,095,000	4,140,335
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	14,541,000	14,780,157
		$47,370,759
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$5,855,000	$5,858,638
Elevance Health, Inc., 4.75%, 2/15/2030	4,976,000	4,999,243
		$10,857,881
Insurance - Property & Casualty – 0.9%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$30,626
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	5,819,000	5,838,950
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	5,819,000	5,870,492
Brown & Brown, Inc., 4.7%, 6/23/2028	4,039,000	4,051,282
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	5,863,000	5,897,339
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	5,863,000	5,913,675
		$27,602,364
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$10,402,700
Machinery & Tools – 0.5%
AGCO Corp., 5.45%, 3/21/2027	$5,782,000	$5,827,090
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	6,004,000	5,862,788
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,591,000	2,555,132
		$14,245,010
Major Banks – 11.9%
Bank of America Corp., 4.45%, 3/03/2026	$6,999,000	$6,991,774
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	4,017,680
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	22,125,700
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,684,081
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	10,017,582
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	12,195,078
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,699,476
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	2,193,000	2,263,302
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	7,540,000	7,802,979
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	8,154,000	8,334,996
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,117,000	4,965,562
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	6,180,000	6,471,944
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031 (w)	6,471,000	6,481,715
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,576,949
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	8,184,833
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,382,165
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	14,973,000	15,078,488
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,305,369
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	4,130,000	4,216,096
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,715,000	6,596,366
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,687,000	5,564,632
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,796,000	10,427,195
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	17,469,000	17,606,248
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	9,928,000	10,103,719
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	3,779,000	3,858,360
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	14,398,000	14,367,240
Morgan Stanley, 4.35%, 9/08/2026	10,218,000	10,191,383
Morgan Stanley, 3.625%, 1/20/2027	6,576,000	6,511,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 3.95%, 4/23/2027	$2,363,000	$2,343,282
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	18,244,000	17,701,096
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	7,258,000	7,347,499
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	8,627,000	8,617,805
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	12,051,000	12,105,323
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,998,000	9,744,554
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	12,826,000	12,879,472
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	16,367,000	16,702,978
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	4,409,000	4,434,847
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	8,155,299
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	10,884,000	10,929,538
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	7,082,000	7,083,935
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 12/31/2164 (n)	2,369,000	2,600,051
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)(w)	12,039,000	12,039,000
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	9,390,000	9,356,453
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	13,018,408
		$378,082,261
Medical & Health Technology & Services – 0.2%
IQVIA, Inc., 5.7%, 5/15/2028	$4,073,000	$4,168,715
IQVIA, Inc., 6.25%, 2/01/2029	3,009,000	3,144,276
		$7,312,991
Metals & Mining – 1.7%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$12,924,000	$12,949,451
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,878,947
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	8,082,417
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	12,027,000	12,218,226
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	6,009,000	6,036,623
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	6,857,000	6,960,687
		$54,126,351
Midstream – 1.9%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$14,822,000	$15,405,107
DCP Midstream Operating LP, 5.625%, 7/15/2027	13,560,000	13,799,109
Enbridge, Inc., 5.25%, 4/05/2027	9,424,000	9,532,530
Enbridge, Inc., 4.9%, 6/20/2030	4,227,000	4,264,091
Energy Transfer LP, 5.55%, 2/15/2028	4,232,000	4,336,566
Gray Oak Pipeline LLC, 2.6%, 10/15/2025 (n)	2,541,000	2,527,228
Plains All American Pipeline LP, 4.65%, 10/15/2025	11,313,000	11,309,521
		$61,174,152
Mortgage-Backed – 0.5%
Fannie Mae, 3%, 12/01/2031	$609,844	$591,299
Fannie Mae, 6.48%, 3/01/2033	25,630	26,011
Fannie Mae, 6.375%, 5/01/2033	54,340	55,266
Fannie Mae, 5.35%, 2/25/2045 (n)	2,632,039	2,632,037
Freddie Mac, 4.954%, 7/25/2029	3,212,871	3,213,358
Freddie Mac, 1.57%, 4/25/2030 (i)	28,468,091	1,699,522
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	6,546,053	6,285,716
Freddie Mac, 2%, 7/15/2042	815,452	761,624
Ginnie Mae, 4.625%, 7/20/2032	18,485	18,667
		$15,283,500
Municipals – 0.3%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$8,160,000	$8,258,574
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	988,154
		$9,246,728

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.5%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$2,786,000	$2,788,466
NTT Finance Corp., 4.62%, 7/16/2028 (n)	5,772,000	5,784,186
NTT Finance Corp., 4.876%, 7/16/2030 (n)	5,772,000	5,804,659
		$14,377,311
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$5,832,000	$5,892,416
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	4,083,000	4,160,736
		$10,053,152
Oils – 0.3%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$10,724,000	$10,921,980
Other Banks & Diversified Financials – 3.7%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$13,730,000	$13,805,330
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	2,036,000	2,148,718
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	13,906,000	14,027,796
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,090,719
BPCE S.A., 5.281%, 5/30/2029 (n)	8,749,000	8,976,702
CaixaBank S.A., 4.634% to 7/03/2028, FLR (SOFR - 1 day + 1.14%) to 7/03/2029 (n)	3,984,000	3,977,908
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	12,067,000	12,457,680
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	9,750,000	10,067,882
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	4,793,000	4,818,646
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	5,819,000	5,850,303
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	3,652,000	3,952,777
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	6,606,454
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	5,747,000	5,743,642
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	16,559,000	17,024,776
		$117,549,333
Pharmaceuticals – 0.6%
Amgen, Inc., 5.507%, 3/02/2026	$2,748,000	$2,748,009
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	2,950,000	2,995,905
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	2,837,000	2,972,394
Biogen, Inc., 5.05%, 1/15/2031	9,580,000	9,709,908
		$18,426,216
Printing & Publishing – 0.3%
News Corp., 3.875%, 5/15/2029 (n)	$8,881,000	$8,479,500
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$9,396,000	$9,457,270
Real Estate - Office – 0.5%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$12,953,918
Corporate Office Property LP, REIT, 2%, 1/15/2029	2,060,000	1,880,954
		$14,834,872
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$1,747,000	$1,723,761
WEA Finance LLC, 4.125%, 9/20/2028 (n)	10,341,000	10,134,763
WEA Finance LLC, 3.5%, 6/15/2029 (n)	2,554,000	2,447,717
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	1,765,000	1,716,842
		$16,023,083
Retailers – 0.3%
AutoNation, Inc., 3.85%, 3/01/2032	$8,619,000	$7,925,665

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$6,512,000	$6,467,894
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	1,320,000	1,242,105
		$7,709,999
Specialty Stores – 0.5%
Genuine Parts Co., 4.95%, 8/15/2029	$8,889,000	$8,999,800
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	7,415,396
		$16,415,196
Telecommunications - Wireless – 0.7%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$3,817,000	$3,711,210
Rogers Communications, Inc., 3.2%, 3/15/2027	12,956,000	12,685,878
T-Mobile USA, Inc., 4.2%, 10/01/2029	4,347,000	4,302,998
		$20,700,086
Tobacco – 1.3%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$14,750,000	$15,409,220
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	9,066,000	9,149,784
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,253,742
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,939,304
Philip Morris International, Inc., 4.875%, 2/15/2028	6,100,000	6,175,560
Philip Morris International, Inc., 4.125%, 4/28/2028	5,373,000	5,337,970
		$42,265,580
Transportation - Services – 1.8%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$12,644,000	$12,819,928
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	13,880,000	13,999,417
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,552,607
GXO Logistics, Inc., 6.25%, 5/06/2029	5,893,000	6,129,563
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,534,923
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	8,420,000	8,604,225
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	6,187,000	6,309,848
		$55,950,511
U.S. Treasury Obligations – 21.6%
U.S. Treasury Notes, 4.875%, 11/30/2025	$140,236,000	$140,433,207
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	221,462,000	221,304,122
U.S. Treasury Notes, 4.625%, 11/15/2026	273,785,000	275,549,629
U.S. Treasury Notes, 2.75%, 7/31/2027	48,185,000	47,083,898
		$684,370,856
Utilities - Electric Power – 2.6%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$3,372,000	$3,389,877
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,305,000	1,147,947
Con Edison Co. of NY, Inc., FLR, 4.856% (SOFR - 1 day + 0.52%), 11/18/2027	8,765,000	8,778,972
Edison International, 4.7%, 8/15/2025	10,842,000	10,840,332
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	3,331,000	3,343,957
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,422,135
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	7,988,000	7,992,963
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027 (w)	8,620,000	8,662,303
Pacific Gas & Electric Co., 5.3%, 9/04/2025	14,631,000	14,633,795
Pacific Gas & Electric Co., 6.1%, 1/15/2029	8,080,000	8,356,594
Pacific Gas & Electric Co., 5.55%, 5/15/2029	5,998,000	6,113,594
PSEG Power LLC, 5.2%, 5/15/2030 (n)	3,113,000	3,180,722
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	4,235,000	4,290,053
		$83,153,244
Total Bonds		$3,141,721,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 4.35% (v)	70,886,120	$70,886,120

Other Assets, Less Liabilities – (1.3)%		(40,131,500)
Net Assets – 100.0%		$3,172,476,170

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $70,886,120 and
$3,141,721,550, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,290,622,083, representing 40.7% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 7/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	199	$41,189,891	September – 2025	$(30,257)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	$2,268,412	$(20,568)	$2,280,620
10/02/26	USD	70,900,000	centrally cleared	4.664%/Annually	Daily SOFR/Annually	664,207	—	664,207
12/23/27	USD	113,000,000	centrally cleared	4.106%/Annually	Daily SOFR/Annually	1,008,285	—	1,008,285
						$3,940,904	$(20,568)	$3,953,112
At July 31, 2025, the fund had liquid securities with an aggregate value of $4,293,950 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$684,370,856	$—	$684,370,856
Non - U.S. Sovereign Debt	—	21,668,167	—	21,668,167
Municipal Bonds	—	9,246,728	—	9,246,728
U.S. Corporate Bonds	—	1,108,873,773	—	1,108,873,773
Residential Mortgage-Backed Securities	—	155,418,356	—	155,418,356
Commercial Mortgage-Backed Securities	—	150,111,531	—	150,111,531
Asset-Backed Securities (including CDOs)	—	456,197,770	—	456,197,770
Foreign Bonds	—	555,834,369	—	555,834,369
Investment Companies	70,886,120	—	—	70,886,120
Total	$70,886,120	$3,141,721,550	$—	$3,212,607,670
Other Financial Instruments
Futures Contracts – Liabilities	$(30,257)	$—	$—	$(30,257)
Swap Agreements – Assets	—	3,953,112	—	3,953,112
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,720,022	$227,776,908	$201,616,272	$5,108	$354	$70,886,120

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$712,232	$—